Investments In Affiliated Companies, Partnerships And Other Companies Investment in affiliated companies, Partnership and Other Companies (Investment Under Fair Value Method) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in and Advances to Affiliates, at Fair Value	$ 61,244,000	$ 42,963,000
Subsidiary F
Investments in and Advances to Affiliates, at Fair Value	24,057,000	12,939,000
Net gain related to revaluation	11,100,000		$ 3,700,000
Company G
Investments in and Advances to Affiliates, at Fair Value	12,532,000	7,764,000
Net gain related to revaluation	4,800,000		3,700,000
Company H
Investments in and Advances to Affiliates, at Fair Value	4,978,000	4,595,000
Net gain related to revaluation	400,000		$ 4,600,000
Subsidiary I
Investments in and Advances to Affiliates, at Fair Value	13,677,000	12,665,000
Subsidiary J
Investments in and Advances to Affiliates, at Fair Value	6,000,000	5,000,000
Company I
Net gain related to revaluation	1,000,000	$ 5,000
Impairment of investments under fair value	4,100
Company J
Net gain related to revaluation	$ 1,000,000